Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

January 31, 2021 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 130.3%

Communication Services - 0.8%
Liberty Broadband Corp., Series A, 7.00%(1)	23,774	$674,231
Qwest Corp., 6.50%(1)	8,832	226,717
Qwest Corp., 6.75%	1,046	27,269
Telephone and Data Systems, Inc., 5.88%(1)	41,732	1,044,552
Total Communication Services		1,972,769
Consumer Discretionary - 4.9%
Ford Motor Co., 6.00%(1)	241,113	6,254,471
Ford Motor Co., 6.20%(1)	154,040	4,051,252
Franchise Group, Inc., Series A, 7.50%(1)	48,436	1,214,775
TravelCenters of America, Inc., 8.00%	2,141	54,874
Total Consumer Discretionary		11,575,372
Energy - 18.5%
DCP Midstream LP, Series B, 7.88%(1)	503,982	10,865,852
DCP Midstream LP, Series C, 7.95%(1)	120,508	2,583,692
Energy Transfer Operating LP, Series C, 7.38%(1)	59,398	1,241,418
Energy Transfer Operating LP, Series D, 7.63%(1)	75,598	1,626,113
Energy Transfer Operating LP, Series E, 7.60%(1)	73,215	1,612,194
GasLog Partners LP, Series A, 8.63% (Greece)(1)	194,133	3,663,290
GasLog Partners LP, Series B, 8.20% (Greece)(1)	167,251	2,946,126
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	28,037	699,243
Hoegh LNG Partners LP, Series A, 8.75% (Bermuda)(1)	44,291	1,107,275
NuStar Energy LP, Series A, 8.50%(1)	338,008	6,777,061
NuStar Energy LP, Series B, 7.63%(1)	262,654	4,509,769
NuStar Energy LP, Series C, 9.00%(1)	297,859	6,305,675
Total Energy		43,937,708
Financials - 34.1%
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	47,362	937,768
AGNC Investment Corp., Series D, 6.88%(1)	31,581	777,524
AGNC Investment Corp., Series E, 6.50%(1)	33,076	808,047
AGNC Investment Corp., Series F, 6.13%(1)	45,409	1,089,816
American Equity Investment Life Holding Co., Series A, 5.95%(1)	112,388	2,877,133
Annaly Capital Management, Inc., Series F, 6.95%(1)	12,044	300,377
Annaly Capital Management, Inc., Series G, 6.50%(1)	69,350	1,704,623
Annaly Capital Management, Inc., Series I, 6.75%(1)	11,370	286,638
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	131,139	3,220,774
Athene Holding Ltd., Series A, 6.35%	3,018	86,375
Athene Holding Ltd., Series D, 4.88%*	10,588	264,700
B Riley Financial, Inc., 6.00%*	30,280	761,239
B Riley Financial, Inc., 6.38%(1)	62,055	1,563,165
B Riley Financial, Inc., 6.88%(1)	9,010	229,935
B Riley Financial, Inc., 7.50%(1)	8,898	223,696
B Riley Financial, Inc., Series B, 7.38%(1)	14,899	399,144
BancorpSouth Bank, Series A, 5.50%(1)	1,547	40,531
Bank of America Corp., Series PP, 4.13%*	10,000	250,000
Brookfield Finance I UK PLC, 4.50% (Canada)*	5,754	144,541
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Brookfield Finance, Inc., Series 50, 4.63% (Canada)(1)	7,178	$179,737
Capital One Financial Corp., Series J, 4.80%(1)	56,560	1,433,796
Chimera Investment Corp., Series A, 8.00%(1)	99,631	2,400,111
Chimera Investment Corp., Series B, 8.00%(1)	129,466	3,033,388
Chimera Investment Corp., Series C, 7.75%(1)	86,844	1,975,701
Chimera Investment Corp., Series D, 8.00%(1)	151,377	3,443,827
CIT Group, Inc., Series B, 5.63%(1)	43,498	1,149,652
CNO Financial Group, Inc., 5.13%*	575	14,749
Compass Diversified Holdings, Series A, 7.25%(1)	148,178	3,680,742
Compass Diversified Holdings, Series B, 7.88%(1)	62,168	1,572,850
Dynex Capital, Inc., Series C, 6.90%(1)	5,151	128,414
Ellington Financial, Inc., 6.75%(1)	196,127	4,593,294
Enstar Group Ltd., Series D, 7.00%(1)	75,416	2,113,156
Equitable Holdings, Inc., Series A, 5.25%(1)	28	730
Equitable Holdings, Inc., Series C, 4.30%*	25,117	627,172
First Horizon Corp., Series D, 6.10%(1)	17,484	459,130
First Republic Bank, Series L, 4.25%*	10,000	250,000
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	24,843	601,449
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	107,989	2,588,496
Merchants Bancorp, Series B, 6.00%(1)	7,959	209,560
MFA Financial, Inc., Series B, 7.50%(1)	92,467	2,181,297
MFA Financial, Inc., Series C, 6.50%(1)	211,911	4,621,779
National General Holdings Corp., Series C, 7.50%	1,257	32,192
Navient Corp., 6.00%(1)	5,996	146,302
New Residential Investment Corp., Series C, 6.38%(1)	8,620	182,227
New York Community Capital Trust V, 6.00%(1)	2,179	100,103
New York Mortgage Trust, Inc., Series B, 7.75%(1)	47,471	1,111,296
New York Mortgage Trust, Inc., Series C, 7.88%(1)	31,091	725,664
New York Mortgage Trust, Inc., Series D, 8.00%(1)	249,565	5,717,534
New York Mortgage Trust, Inc., Series E, 7.88%(1)	174,119	4,008,219
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	83,654	2,037,811
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	167,615	4,141,767
Prospect Capital Corp., 6.25%	3,672	92,681
Selective Insurance Group, Inc., Series B, 4.60%*	569	14,083
Signature Bank, Series A, 5.00%*	16,317	415,105
SLM Corp., Series B, 1.92%	285	15,356
Sterling Bancorp, Series A, 6.50%	478	12,562
Synchrony Financial, Series A, 5.63%	5,943	157,906
Synovus Financial Corp., Series D, 6.30%(1)	2,369	63,063
Synovus Financial Corp., Series E, 5.88%	3	80
Texas Capital Bancshares, Inc., Series A, 6.50%	715	18,254
Two Harbors Investment Corp., Series B, 7.63%(1)	133,785	3,117,191

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2021 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Two Harbors Investment Corp., Series C, 7.25%(1)	214,582	$4,849,553
US Bancorp, Series L, 3.75%(1)	14,224	348,488
Valley National Bancorp, Series B, 5.50%(1)	2,185	55,936
Wintrust Financial Corp., Series D, 6.50%(1)	7,959	220,066
Total Financials		80,808,495
Health Care - 0.2%
Ontrak, Inc., 9.50%	10,748	259,027
XOMA Corp., Series A, 8.63%*	5,375	135,611
Total Health Care		394,638
Industrials - 9.2%
Air Lease Corp., Series A, 6.15%	3,939	102,217
Alta Equipment Group, Inc., Series A, 10.00%*	5,240	137,026
Atlas Corp., Series G, 8.20% (Canada)(1)	19,051	479,704
Atlas Corp., Series H, 7.88% (Canada)(1)	28,703	717,001
Atlas Corp., Series I, 8.00% (Canada)(1)	209,310	5,194,028
Fortress Transportation and Infrastructure Investors LLC, Series A, 8.25%	33,900	795,633
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%(1)	250,735	5,684,162
Pitney Bowes, Inc., 6.70%	55,408	1,254,991
Triton International Ltd., 6.88% (Bermuda)(1)	75,834	1,986,851
Triton International Ltd., 7.38% (Bermuda)(1)	183,345	4,805,472
Triton International Ltd., 8.00% (Bermuda)(1)	25,069	673,103
Total Industrials		21,830,188
Materials - 0.1%
International Flavors & Fragrances, Inc., 6.00%(1)	6,308	264,999

Real Estate - 44.2%
American Finance Trust, Inc., Series A, 7.50%(1)	521,915	13,157,477
American Finance Trust, Inc., Series C, 7.38%*	15,988	398,741
Armada Hoffler Properties, Inc., Series A, 6.75%(1)	16,384	420,577
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	658,433	10,798,301
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	10,761	206,611
Brookfield Property Partners LP, Series A, 5.75%(1)	115,920	2,695,140
Brookfield Property Partners LP, Series A-1, 6.50%(1)	38,901	962,022
Brookfield Property Partners LP, Series A2, 6.38%(1)	51,239	1,241,521
City Office REIT, Inc., Series A, 6.63%(1)	3,889	99,014
Colony Capital, Inc., Series H, 7.13%(1)	229,364	5,344,181
Colony Capital, Inc., Series I, 7.15%(1)	311,937	7,361,713
Colony Capital, Inc., Series J, 7.13%(1)	90,679	2,123,702
DiamondRock Hospitality Co., 8.25%(1)	131,325	3,503,751
Diversified Healthcare Trust, 5.63%(1)	4,920	115,915
EPR Properties, Series C, 5.75%(1)	48,163	1,180,957
EPR Properties, Series E, 9.00%(1)	221,964	7,810,913
EPR Properties, Series G, 5.75%(1)	141,348	3,242,523
Equity Commonwealth, Series D, 6.50%(1)	129,809	4,151,292
Global Net Lease, Inc., Series A, 7.25%(1)	151,671	3,938,896
Global Net Lease, Inc., Series B, 6.88%(1)	122,161	3,071,128
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
iStar, Inc., Series D, 8.00%	1,269	$32,588
iStar, Inc., Series I, 7.50%(1)	221,518	5,566,747
Lexington Realty Trust, Series C, 6.50%(1)	7,338	409,900
Monmouth Real Estate Investment Corp., Series C, 6.13%(1)	46,247	1,169,124
Office Properties Income Trust, 5.88%	1,827	46,388
Pebblebrook Hotel Trust, Series C, 6.50%(1)	84,070	1,905,867
Pebblebrook Hotel Trust, Series D, 6.38%(1)	33,771	765,251
Pebblebrook Hotel Trust, Series E, 6.38%	7,490	170,023
Pebblebrook Hotel Trust, Series F, 6.30%(1)	70,649	1,573,353
Public Storage, Series N, 3.88%(1)	6,054	153,106
RLJ Lodging Trust, Series A, 1.95%(1)	445,688	11,472,009
RPT Realty, Series D, 7.25%	41,633	2,174,908
Saul Centers, Inc., Series E, 6.00%(1)	152,794	3,578,435
SITE Centers Corp., Series A, 6.38%(1)	19,456	488,346
Summit Hotel Properties, Inc., Series D, 6.45%(1)	12,883	305,069
Summit Hotel Properties, Inc., Series E, 6.25%(1)	52,750	1,231,712
UMH Properties, Inc., Series C, 6.75%(1)	11,878	300,989
Urstadt Biddle Properties, Inc., Series K, 5.88%(1)	64,762	1,571,774
Vornado Realty Trust, Series L, 5.40%	155	3,894
Vornado Realty Trust, Series M, 5.25%	502	13,027
Total Real Estate		104,756,885
Utilities - 18.3%
American Electric Power Co., Inc., 6.13%(1)	1,050	50,106
CenterPoint Energy, Inc., Series B, 7.00%(1)	230,421	9,152,322
Dominion Energy, Inc., Series A, 7.25%(1)	45,601	4,500,819
DTE Energy Co., 6.25%(1)	67,806	3,144,842
Essential Utilities, Inc., 6.00%(1)	2,788	164,631
NextEra Energy, Inc., 4.87%(1)	9,071	554,782
SCE Trust II, 5.10%	1,433	35,825
SCE Trust III, Series H, 5.75%(1)	363,030	8,828,890
SCE Trust IV, Series J, 5.38%(1)	50,990	1,233,958
SCE Trust V, Series K, 5.45%(1)	17,350	442,946
SCE Trust VI, 5.00%(1)	279,203	6,857,226
Sempra Energy, Series B, 6.75%(1)	6,484	663,702
South Jersey Industries, Inc., 5.63%(1)	2,196	56,305
South Jersey Industries, Inc., 7.25%(1)	40,437	1,586,344
Southern Co., Series 2019, 6.75%(1)	120,485	5,927,862
Southern Co., Series C, 4.20%	6,468	162,023
Total Utilities		43,362,583
TOTAL INVESTMENTS - 130.3%
(Cost $296,010,840)		308,903,637
Liabilities in Excess of Other Assets - (30.3)%		(71,874,452)
Net Assets - 100.0%		$237,029,185

*	Non-income producing security.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at January 31, 2021 was $191,644,595.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$308,903,637	$—	$—	$308,903,637
Total	$308,903,637	$—	$—	$308,903,637